UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:__811-09703____________________________________

BCT Subsidiary, Inc.
_________________________________________________ (Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
_______________________________________________________________________
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BCT Subsidiary, Inc.

_________________________40 East 52nd Street, New York, NY 10022_________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:_302 797-2162__________________

Date of fiscal year end:____October 31, 2004__________________________________

Date of reporting period: __ April 30, 2004____________________________________

Item 1.	Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Fund
Semi-Annual Report

APRIL 30, 2004 (UNAUDITED)

BCT Subsidiary, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Portfolio of Investments	1

Financial Statements

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Cash Flows	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—160.7%
		Mortgage Pass-Throughs—2.0%
		Federal National Mortgage Assoc.,
	$678	5.50%, 1/01/17 - 2/01/17	$696,821
	30	6.50%, 7/01/29	31,627

		Total Mortgage Pass-Throughs	728,448

		Agency Multiple Class Mortgage Pass-Throughs—3.2%
		Federal Home Loan Mortgage Corp.,
	142	Ser. 1512, Class 1512H, 2/15/08	145,035
	400	Ser. 1534, Class IG, 2/15/10	411,581
		Federal National Mortgage Assoc.,
	159	Ser. 10, Class V, 7/25/13	159,771
	157	Ser. 13, Class SJ, 2/25/09	161,039
	100	Ser. 22, Class GN, 8/25/31	104,601
	88	Ser. 43, Class E, 4/25/22	91,871
	59	Ser. 60, Class JZ, 3/25/31	60,007

		Total Agency Multiple Class Mortgage Pass-Throughs	1,133,905

		Inverse Floating Rate Mortgages—7.3%
AAA	350	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 24.575%, 11/25/23	372,531
		Federal Home Loan Mortgage Corp.,
	336	Ser. 1425, Class SB, 22.593%, 12/15/07	425,346
	28	Ser. 1506, Class S, 16.825%, 5/15/08	31,411
	106	Ser. 1515, Class S, 17.255%, 5/15/08	127,450
	91	Ser. 1618, Class SA, 8.25%, 11/15/08	92,926
	160	Ser. 1621, Class SH, 12.14%, 11/15/22	165,261
	121	Ser. 1661, Class SB, 17.092%, 1/15/09	128,236
		Federal National Mortgage Assoc.,
	384	Ser. 187, Class SB, 20.079%, 10/25/07	446,193
	197	Ser. 190, Class S, 22.593%, 11/25/07	234,291
	309	Ser. 214, Class SH, 15.461%, 12/25/08	336,214
		Residential Funding Mortgage Securities I, Inc.,
AAA	119	Ser. S23, Class A-12, 14.43%, 6/25/08	120,182
AAA	123	Ser. S23, Class A-16, 16.033%, 6/25/08	126,101

		Total Inverse Floating Rate Mortgages	2,606,142

		Interest Only Mortgage-Backed Securities—20.4%
		Federal Home Loan Mortgage Corp.,
	188	Ser. 1114, Class J, 7/15/06	31,884
	130	Ser. 1285, Class M, 5/15/07	2,196
2,000		Ser. 1598 Class J, 10/15/08	2,146,940
	891	Ser. 1645, Class IB, 9/15/08	64,607
1,970		Ser. 2523, Class EH, 4/15/20	286,916
	507	Ser. 2542, Class IY, 5/15/16	297
2,580		Ser. 2543, Class IJ, 10/15/12	174,133
2,821		Ser. 2543, Class IM, 9/15/12	130,682
5,419		Ser. 2572, Class IT, 5/15/19	468,054
3,981		Ser. 2633, Class PI, 3/15/12	224,540
4,577		Ser. 2672, Class TP, 9/15/16	305,037
5,605		Ser. 2739, Class PI, 3/15/22	760,682

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004
BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Federal National Mortgage Assoc.,
	$458		Ser. 8, Class HA, 1/25/08	$72,584
	3,000		Ser. 13, Class IG, 10/25/22	347,970
	73		Ser. 39, Class PE, 1/25/23	1,766
	1,312		Ser. 49, Class L, 4/25/13	98,986
	1,135		Ser. 51, Class K, 4/25/07	130,477
	12,992		Ser. 70, Class ID, 4/25/22	1,832,002
	119		Ser. 72, Class H, 7/25/06	12,504
	711		Ser. 80, Class PI, 9/25/23	6,955
	2,000		Ser. 82, Class IR, 9/25/12	124,040
	7		Ser. 174, Class S, 9/25/22	22,699
	267		Ser. 223, Class PT, 10/25/23	22,366
	6		Ser. G-21, Class L, 7/25/21	9,568
	49		PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28	2,184
	4,359		Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/14	1,630
	26,403		Vendee Mortgage Trust, Ser. 1, Class 1IO, 10/15/31	32,476

			Total Interest Only Mortgage-Backed Securities	7,314,175

			Principal Only Mortgage-Backed Securities—0.1%
Aaa	47		Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17	43,563

			Commercial Mortgage-Backed Securities—2.3%
AAA	750	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	812,766

			Asset-Backed Securities—0.1%
NR	238	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	5,960
			Structured Mortgage Asset Residential Trust,
NR	576	[3,4]	Ser. 2, 8.24%, 3/15/06	7,925
NR	639	[3,4]	Ser. 3, 8.724%, 4/15/06	8,784

			Total Asset-Backed Securities	22,669

			Corporate Bonds—12.9%
			Chemical—3.4%
A-	1,000		Dow Capital BV, 9.20%, 6/01/10 (Netherlands)	1,198,500

			Consumer Products—1.4%
BBB+	500		General Mills, 8.75%, 9/15/04 (Netherlands)	512,965

			Energy—1.5%
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	542,755

			Finance & Banking—4.9%
Aa3	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,218,500
AA+	500		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	526,785

				1,745,285

			Telecommunication—1.5%
A	500		Alltel Corp., 7.50%, 3/01/06	542,390

			Transportation—0.2%
CCC	100		American Airlines, Inc., 10.44%, 3/04/07	84,000

			Total Corporate Bonds	4,625,895

			U.S.Government and Agency Securities—102.8%
	214		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	226,325
	27,000	[5]	U.S. Treasury Bond, zero coupon, 11/15/09	21,662,937
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,267,002
	5,500	[5]	4.375%, 8/15/12	5,511,165
	1,700		5.75%, 11/15/05	1,795,360
	3,550		6.00%, 8/15/09	3,937,727
	385		6.625%, 5/15/07	426,493

			Total U.S. Government and Agency Securities	36,827,009

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004
BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Taxable Municipal Bonds—9.6%
AAA	$500	Fresno California Pension Oblig., 7.80%, 6/01/14	$609,260
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	573,805
		Los Angeles County California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,131,050
AAA	500	Ser. D, 6.97%, 6/30/08	568,560
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	549,245

		Total Taxable Municipal Bonds	3,431,920

		Total Long-Term Investments (cost $56,420,110)	57,546,492

		SHORT-TERM INVESTMENT—2.3%
		U.S. Government and Agency Security—2.3%
	800	Federal Home Loan Bank, zero coupon, 5/03/04 (cost $799,962)	799,962

		Total Investments—163.0% (cost $57,220,072)	58,346,454
		Liabilities in excess of other assets—(63.0)%	(22,543,402)

		Net Assets—100%	$35,803,052

1 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating.

2 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 3.8% of its net assets, with a current market value of $1,361,481, in securities restricted as to resale.

3 Security is fair valued.

4 Illiquid securities representing 0.06% of net assets.

5 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2004

BCT Subsidiary, Inc.

Assets
Investments at value (cost $57,220,072)	$58,346,454
Cash	88,503
Interest receivable	671,154
Variation margin receivable	20,875

59,126,986

Liabilities
Reverse repurchase agreements	22,997,000
Due to parent	322,792
Interest payable	4,142

23,323,934

Net Assets	$35,803,052

Composition of Net Assets:
Par value	$2,957
Paid-in capital in excess of par	33,703,363
Undistributed net investment income	3,475,987
Accumulated net realized loss	(2,303,988)
Net unrealized appreciation	924,733

Net assets, April 30, 2004	$35,803,052

Net asset value per share:
($35,803,052 ÷ 2,957,093 common shares issued and outstanding)	$12.11

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
APRIL 30, 2004
BCT Subsidiary, Inc.

Investment Income
Interest Income	$1,602,923

Expenses
Investment advisory	100,202
Administration	27,328
Custodian	23,201
Reports to shareholders	4,525
Independent accountants	13,482
Legal	12,795
Miscellaneous	5,387

Total expenses excluding interest expense and excise tax	186,920
Interest Expense	114,103
Excise Tax	135,872

Total expenses	436,895

Net investment income	1,166,028

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(890,020)
Futures	721,171

(168,849)

Net change in unrealized appreciation/depreciation on:
Investments	(216,908)
Futures	(274,543)

(491,451)

Net loss	(660,300)

Net Increase in Net Assets Resulting from Operations	$505,728

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended April 30, 2004

BCT Subsidiary, Inc.

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Flows Provided by Operating Activities
Net increase in net assets resulting from operations	$505,728

Increase in investments	(708,303)
Net realized loss	168,849
Decrease in unrealized appreciation	491,451
Decrease in receivable for investments sold	1,144,618
Decrease in variation margin receivable	35,688
Decrease in interest receivable	33,599
Decrease in interest payable	(8,935)
Increase in due to parent	114,293

Total adjustments	1,271,260

Net cash flows provided by operating activities	$1,776,988

Increase (Decrease) in Cash
Net cash flows provided by operating activities	$1,776,988

Cash flows used for financing activities:
Increase in reverse repurchase agreements	4,580,625
Cash dividends paid	(6,356,938)

Net cash used for financing activities	(1,776,313)

Net increase in cash	675
Cash at beginning of period	87,828

Cash at end of period	$88,503

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2004 (unaudited) and for the year ended October 31, 2003

BCT Subsidiary, Inc.

	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,166,028	$3,469,943
Net realized loss	(168,849)	(2,827,018)
Net change in unrealized appreciation/depreciation	(491,451)	(548,010)

Net increase in net assets resulting from operations	505,728	94,915

Dividends and Distributions From:
Net investment income	(5,505,484)	—
Net realized gains	(851,454)	—

Total dividends and distributions	(6,356,938)	—

Total increase (decrease)	(5,851,210)	94,915

Net Assets
Beginning of period	41,654,262	41,559,347

End of period	$35,803,052	$41,654,262

End of period undistributed net investment income	$3,475,987	$7,454,482

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BCT Subsidiary, Inc.

					For the period
	Six Months Ended	Year Ended October 31,			December 3, 1999[1]
	April 30, 2004				through
	(unaudited)	2003	2002	2001	October 31, 2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.09	$14.05	$13.33	$11.77	$11.51

Investment operations:
Net investment income	0.39	1.17	1.45	0.89	0.62
Net realized and unrealized gain (loss)	(0.22)	(1.13)	0.22	1.38	(0.36)

Net increase from investment operations	0.17	0.04	1.67	2.27	0.26

Dividends and Distributions:
Net investment income	(1.86)	—	(0.95)	(0.71)	—
Net realized gains	(0.29)	—	—	—	—

Total dividends and distributions	(2.15)	—	(0.95)	(0.71)	—

Net asset value, end of period	$12.11	$14.09	$14.05	$13.33	$11.77

TOTAL INVESTMENT RETURN[2]	1.37%	0.28%	12.55%	19.27%	2.26%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.40%[3]	1.95%	2.35%	2.84%	3.40%[3]
Total expenses excluding interest expense
and excise tax	1.03%[3]	1.05%	1.03%	1.03%	1.12%[3]
Net investment income	6.40%[3]	8.59%	10.49%	7.08%	6.11%[3]
SUPPLEMENTAL DATA:
Average net assets (000)	$36,637	$40,418	$40,991	$37,193	$33,067
Portfolio turnover	10%	30%	37%	20%	36%
Net assets, end of period (000)	$35,803	$41,654	$41,559	$39,412	$34,793
Reverse repurchase agreements outstanding,
end of period (000)	$22,997	$18,416	$23,669	$9,006	$12,154
Asset coverage, end of period[4]	$2,557	$3,262	$2,756	$5,376	$3,863

1 Commencement of investment operations.

2 This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Annualized.

4 Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

BCT Subsidiary, Inc.

Note 1. Organization & Accounting Policies
BCT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

The following is a summary of significant accounting policies followed by the Trust.

Securities Valuation: The Trust values most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Option Writing/Purchasing: When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitors swaps and does not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust’s portfolio in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust’s portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust’s leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Securities Lending: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the secu-

rities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

The Trust did not enter into any security lending transactions during the six months ended April 30, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain Trust investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements
The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. Government securities, for the six months ended April 30, 2004 aggregated $1,871,440 and $500,000, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2004 aggregated $6,215,742 and $3,516,882, respectively.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securitites Corp. or its affiliates, including Midland Loan Services, Inc.

     The Federal income tax basis of the Trust’s investments at April 30, 2004 was $57,343,970, and accordingly, net unrealized appreciation was $1,002,484 (gross unrealized appreciation—$2,600,652, gross unrealized depreciation—$1,598,168).

     For Federal income tax purposes, the Trust had a capital loss carryforward at November 30, 2003, the Trust’s tax year-end, of $2,518,895 expiring in 2011. This amount may be used to offset future realized capital gains.

Details of open financial futures contracts at April 30, 2004 were as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	April 30, 2004	Depreciation

Long Position:
56	10 Yr. U.S. T-Note	June ’04	$6,362,248	$6,188,000	$(174,248)
5	30 Yr. U.S. T-Bond	June ’04	562,868	535,467	(27,401)

					$(201,649)

Note 4. Borrowings
Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

     The average daily balance of reverse repurchase agreements outstanding for the six months ended April 30, 2004 was approximately $22,384,375 at a weighted average interest rate of approximately 1.03%.

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

The Trust did not enter into any dollar roll transactions during the six months ended April 30, 2004.

Note 5. Distributions
to Shareholders
The tax character of distributions paid during the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

Period ended April 30, 2004

Long-term
Distributions Paid From:	Ordinary Income	Capital Gain	Total Distributions

BCT Subsidiary, Inc.	$5,505,484	$851,454	$6,356,938

Year ended October 31, 2003

Long-term
	Ordinary Income	Capital Gain	Total Distributions

	$ —	$ —	$ —

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term	Unrealized
	Income	Gains	Net Appreciation

BCT Subsidiary, Inc.	$4,392,102	$ —	$1,002,484

Note 6. Capital
There are 200 million shares of $0.01 par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2004.

BCT Subsidiary, Inc.

Directors

Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers

Robert S. Kapito, President
Henry Gabbay, Treasurer
Anne Ackerley, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor

BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Custodian

State Street Bank and Trust Company
255 Franklin Street
Boston, MA 02110

Transfer Agent

EquiServe Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Independent Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Directors

Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable for reports for periods ending on or before July 9, 2004.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable for reports covering periods ending on or before June 15, 2004.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BCT Subsidiary, Inc.

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Treasurer
Date:	July 2, 2004

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito ___________________________________________
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 2, 2004

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	July 2, 2004